Financial risk management - Summary of maturity analysis for derivative financial liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Financial risk management
Financial liabilities, undiscounted cash flows	€ 470,763	€ 411,618
On demand
Financial risk management
Financial liabilities, undiscounted cash flows	27,042	29,945
Less than 1 year
Financial risk management
Financial liabilities, undiscounted cash flows	279,140	219,740
1 to 3 years
Financial risk management
Financial liabilities, undiscounted cash flows	79,841	80,479
Over 3 years
Financial risk management
Financial liabilities, undiscounted cash flows	84,740	81,454
Trade payables
Financial risk management
Financial liabilities, undiscounted cash flows	81,052	78,576
Trade payables | On demand
Financial risk management
Financial liabilities, undiscounted cash flows	18,301	20,907
Trade payables | Less than 1 year
Financial risk management
Financial liabilities, undiscounted cash flows	62,751	57,669
Other current liabilities
Financial risk management
Financial liabilities, undiscounted cash flows	87,006	97,285
Other current liabilities | On demand
Financial risk management
Financial liabilities, undiscounted cash flows	8,312	8,758
Other current liabilities | Less than 1 year
Financial risk management
Financial liabilities, undiscounted cash flows	78,694	88,527
Lease liabilities
Financial risk management
Financial liabilities, undiscounted cash flows	175,987	167,376
Lease liabilities | Less than 1 year
Financial risk management
Financial liabilities, undiscounted cash flows	39,476	37,824
Lease liabilities | 1 to 3 years
Financial risk management
Financial liabilities, undiscounted cash flows	62,540	58,685
Lease liabilities | Over 3 years
Financial risk management
Financial liabilities, undiscounted cash flows	73,971	70,867
Bank overdrafts
Financial risk management
Financial liabilities, undiscounted cash flows	429	280
Bank overdrafts | On demand
Financial risk management
Financial liabilities, undiscounted cash flows	429	280
Borrowings
Financial risk management
Financial liabilities, undiscounted cash flows	126,289	68,101
Borrowings | Less than 1 year
Financial risk management
Financial liabilities, undiscounted cash flows	98,219	35,720
Borrowings | 1 to 3 years
Financial risk management
Financial liabilities, undiscounted cash flows	17,301	21,794
Borrowings | Over 3 years
Financial risk management
Financial liabilities, undiscounted cash flows	€ 10,769	€ 10,587